NOTE 13. CHANGE TO PRIOR FINANCIAL STATEMENT (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 13. CHANGE TO PRIOR FINANCIAL STATEMENT

13. CHANGE TO PRIOR FINANCIAL STATEMENT

During 2013 it was noticed that the par value of preferred stock had been incorrectly reported as $0.01 per share while the correct par value was $0.001 per share. Accordingly, an adjustment was made to decrease the total par value of preferred stock issued and increase additional paid in capital in the amount of $26,907. This adjustment had no effect on previously reported results of operations and also had no effect on the carrying value or historical costs of any assets or liabilities.